Related Party Balances and Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances and Transactions

Note 4 - Related Party Balances and Transactions

Kannabidioid, Inc. is currently in development stage and has had no related party revenue from Earth Science Tech, Inc. for the three months ended June 30, 2019.

On January 11, 2019, Robert Stevens was appointed by the Nevada District Court as Receiver for the Company in Case No. A-18-784952-C. As approved by the Nevada District Court, Strongbow Advisors, Inc., an entity controlled by Robert Stevens (“Strongbow”), is compensated at a rate of $400 per hour for his services as the Company’s Receiver. During the three months ended June 30, 2019, $130,900.37 has been paid to Strongbow as compensation for Mr. Stevens’ services as the Company’s Receiver.

Note 4 - Related Party Balances and Transactions

As of March 31, 2019, and 2018, the Company had $75,632 and $4,765 in interest expense respectively. The increase in interest expense is primarily due to the convertible note issued by 1-GHS on February 13, 2019.

During the years March 31, 2019 and 2018 consulting fees were paid to Majorca Group, Ltd in the amounts of $ 0 and $ 21,776 respectively.

Kannabidioid, Inc. had related party revenue from Earth Science Tech, Inc. in the amount of $540 for the year ended March 31, 2019.